Property, Plant and equipment - Right-of use assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 1,842	$ 1,232
Right-of use assets	179	127
Additions to right-of use assets	103	37
Right of use assets acquired	1	0
Depreciation on right-of-use assets	46	36
Variable lease expense	35	29	$ 23
Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	291	274
Right-of use assets	71	76
Depreciation on right-of-use assets	34	26
Plant, machinery and other
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,478	888
Right-of use assets	67	6
Depreciation on right-of-use assets	6	3
Dunnage and other
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	73	70
Right-of use assets	41	45
Depreciation on right-of-use assets	$ 6	$ 7